Debt and standby letters of credit facilities (Details) kr in Millions, $ in Millions	Sep. 30, 2018 USD ($)	Dec. 31, 2017 USD ($)	Sep. 22, 2017 SEK (kr)	Sep. 22, 2017 USD ($)	Dec. 31, 2016 USD ($)	Nov. 01, 2016 USD ($)
Debt and standby letters of credit facilities
Long-term Debt, Total	$ 697.7	$ 723.2			$ 396.2
2017 SEK Subordinated Notes
Debt and standby letters of credit facilities
Debt, at face value	308.7	335.2	kr 2,750.0	$ 346.1
Unamortized issuance costs	(4.1)	(4.5)
Long-term Debt, Total	$ 304.6	$ 330.7
Effective Rate	3.50%	3.50%
2016 SIG Senior Notes
Debt and standby letters of credit facilities
Debt, at face value	$ 400.0	$ 400.0			400.0	$ 400.0
Unamortized discount	(2.6)	(2.9)			(3.1)
Unamortized issuance costs	(4.3)	(4.6)			(4.4)
Long-term Debt, Total	$ 393.1	$ 392.5			$ 392.5
Effective Rate	4.70%	4.70%			4.70%	4.70%